As filed with the Securities and Exchange Commission on September 29, 2003
                                     Investment Company Act file number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  New Jersey Daily Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: January 31st

Date of reporting period: July 31, 2003

Item 1: Report to Stockholders
--------------------------------------------------------------------------------

NEW JERSEY
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================

Dear Shareholder:

We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. for the period February 1, 2003 through July 31, 2003.

The Fund had net assets of $169,219,858 and 870 active shareholders as of July 31, 2003.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,


\s\Steven W. Duff
Steven W. Duff
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 2003
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Put Bonds (b) (3.31%)
------------------------------------------------------------------------------------------------------------------------------------
$   125,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) (c)                                 03/01/04      1.30%   $   125,000
  5,470,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project) (c)                                 03/01/04      1.30      5,470,000
-----------                                                                                           -----------
  5,595,000   Total Put Bonds                                                                           5,595,000
-----------                                                                                           -----------

Tax Exempt Commercial Paper (9.04%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA Exempt Facilities RB
              (Chambers Co-Generation)
              Insured by FSA                                                    09/10/03      0.85%   $ 2,500,000   VMIG-1     A1+
  8,800,000   New Jersey EDA Exempt Facilities RB
              (Logan Project) - Series 1992
              LOC Union Bank of Switzerland                                     09/09/03      0.80      8,800,000   VMIG-1     A1+
  4,000,000   Salem County, NJ PCFA
              (Philadelphia Electric Company) - Series 1993
              LOC Bank One                                                      08/20/03      1.00      4,000,000   VMIG-1     A1+
-----------                                                                                           -----------
 15,300,000   Total Tax Exempt Commercial Paper                                                        15,300,000
-----------                                                                                           -----------

Tax Exempt General Obligation Notes & Bonds (24.95%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,869,000   Chester Township, NJ BAN (c)                                      06/11/04      0.91%   $ 5,911,040
  1,373,900   Hammonton, NJ BAN (c)                                             01/23/04      1.25      1,378,774
  3,000,000   Leonia, NJ TAN (c)                                                02/17/04      0.96      3,012,781
  3,668,450   Middle Township, NJ BAN (c)                                       07/30/04      1.00      3,686,559
  9,000,000   New Jersey & New York ABN AMRO
              Municipal TOPS Certificates Trust - Series 2002-33
              LOC Dexia CLF                                                     09/24/03      1.13      9,000,000   VMIG-1
  5,000,000   Rahway, NJ BAN (c)                                                12/09/03      1.30      5,014,500
  2,015,750   Township of Holmdel, Monmouth County, NJ BAN - Series 2002 (c)    11/25/03      1.30      2,020,964
  2,500,000   Township of Maplewood, NJ BAN (c)                                 01/22/04      1.20      2,507,067
  5,445,000   Township of Raritan, Hunterdon County, NJ BAN (c)                 09/11/03      1.30      5,447,110
  3,164,900   Vernon, NJ BAN (c)                                                01/16/04      1.25      3,165,614
  1,060,100   West Paterson, NJ BAN (c)                                         07/23/04      1.00      1,067,773
-----------                                                                                           -----------
 42,097,100   Total Tax Exempt General Obligation Notes & Bonds                                        42,212,182
-----------                                                                                           -----------




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   The accompanying notes are an integral part of these financial statements.

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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Variable Rate Demand Instruments (d) (62.21%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,330,000   Camden County, NJ Improvement Authority RB
              (Jewish Community Center Project)
              LOC Fleet Bank                                                    12/01/10      0.80%   $ 1,330,000   VMIG-1
  4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26      0.85      4,900,000              A1
  3,800,000   Essex County, NJ Improvement Authority RB
              (Pooled Government Loan Program)
              LOC Wachovia Bank & Trust Company, N.A.                           07/01/26      0.75      3,800,000   VMIG-1
  3,000,000   Hudson County, NJ Improvement Authority
              (Essential Purpose Pooled Government)
              LOC Bank of New York                                              07/15/26      0.80      3,000,000              A1
  4,400,000   Monmouth County, NJ Improvement Authority RB
              (Aces Pooled Government Loan Program)
              LOC Bank of New York                                              08/01/16      0.73      4,400,000   VMIG-1
  2,870,000   Morgan Stanley Floating Rate Trust
              (Mercer County Improvement Authority) - Series 402                01/01/18      0.85      2,870,000   VMIG-1
  1,335,000   New Jersey EDA Economic Growth Bonds - Series 1994A
              LOC National Westminster Bank PLC                                 08/01/14      0.85      1,335,000              A1
  3,795,000   New Jersey EDA EDRB (Airis Newark L.L.C. Project)
              Insured by AMBAC Indemnity Corp.                                  01/01/19      0.85      3,795,000   VMIG-1     A1
  1,850,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (c)
              LOC First Union National Bank                                     12/01/08      1.00      1,850,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17      0.80        100,000              A1
  1,000,000   New Jersey EDA RB (Benedictine Abbey Newark)
              LOC First Union National Bank                                     12/01/30      0.75      1,000,000   VMIG-1
  2,520,000   New Jersey EDA RB (Color Graphics Inc. Project) (c)
              LOC First Union National Bank                                     12/01/17      0.95      2,520,000
  8,000,000   New Jersey EDA RB (Encap Gulf Holdings L.L.C.) - Series B
              LOC Bayerische Landesbank, A.G.                                   10/01/11      0.85      8,000,000   VMIG-1     A1+
  2,445,000   New Jersey EDA RB (Filtra Corporation Project) (c)
              LOC Summit Bank                                                   08/01/15      1.05      2,445,000
  1,385,000   New Jersey EDA RB (McLean Association L.L.C. Project) (c)
              LOC First Union National Bank                                     08/01/14      1.00      1,385,000




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2003
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,170,000   New Jersey EDA RB (Senior Care-Bayshore Health) - Series A
              LOC KBC Bank                                                      04/01/28      0.80%   $ 6,170,000   VMIG-1
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09      0.85      1,000,000     P1
  2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B           02/01/19      0.80      2,000,000              A1
    750,000   New Jersey EDA School RB (Peddie School) - Series 1996            02/01/26      0.80        750,000              A1
  3,700,000   New Jersey EDA Special Facility RB (Port Newark Container)
              LOC Citibank, N.A.                                                07/01/30      0.88      3,700,000              A1+
  4,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09      0.85      4,500,000   VMIG-1
  3,100,000   New Jersey HFFA (Hospital Capital Asset Financing) - Series B
              LOC Chase Manhattan Bank, N.A.                                    07/01/35      0.80      3,100,000   VMIG-1
  1,500,000   New Jersey HFFA (Hospital Capital Asset Financing) - Series D
              LOC Chase Manhattan Bank, N.A.                                    07/01/35      0.80      1,500,000   VMIG-1
  2,500,000   New Jersey HFFA RB (Meridian Health Systems) - Series A
              LOC J.P. Morgan Chase                                             07/01/33      0.80      2,500,000   VMIG-1     A1+
  6,000,000   New Jersey HFFA RB (Meridian Health Systems) - Series B
              LOC Fleet Bank                                                    07/01/33      0.80      6,000,000   VMIG-1     A1
  2,005,000   New Jersey Sports & Expo Authority Contract P-Floats 649R
              Insured by MBIA Insurance Corp.                                   03/01/18      0.84      2,005,000              A1+
  8,700,000   New Jersey Sports & Expo Authority Services - Series C
              Insured by MBIA Insurance Corp.                                   09/01/24      0.80      8,700,000   VMIG-1     A1+
  2,550,000   New Jersey State EDA RB (Campus 130 Association) (c)
              LOC Bank of New York                                              12/01/11      0.95      2,550,000
  3,791,500   New Jersey State EDA RB (Hartz & Rex Associates) (c)
              LOC Citibank, N.A.                                                01/01/12      0.75      3,791,500
  5,000,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series A
              Insured by AMBAC Indemnity Corp.                                  07/01/29      0.80      5,000,000   VMIG-1     A1+
  3,475,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series D (c)                            07/01/35      0.80      3,475,000
  1,100,000   New Jersey State Municipal Securities Trust Receipts - Series CB1 02/15/11      0.92      1,100,000   VMIG-1




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,705,000   Washington HFC MHRB
              (Heatherwood Apartments Project) - Series A
              LOC US Bank N.A.                                                  01/01/35      1.00%  $   3,705,000             A1
  1,000,000   Washington HFC MHRB (Pointe Apartments Project) - Series A
              LOC US Bank N.A.                                                  01/01/30      1.00       1,000,000             A1
-----------                                                                                          -------------
105,276,500   Total Variable Rate Demand Instruments                                                   105,276,500
-----------                                                                                          -------------
              Total Investments (99.51%) (Cost $168,383,682+)                                          168,383,682
              Cash and other assets, net of liabilities (0.49%)                                            836,176
                                                                                                     -------------
              Net Assets (100.00%)                                                                   $ 169,219,858
                                                                                                     =============
              Net Asset Value, offering and redemption price per share:
              Class A shares,           100,883,617 Shares Outstanding (Note 3)                      $        1.00
                                                                                                     =============
              Class B shares,            10,661,540 Shares Outstanding (Note 3)                      $        1.00
                                                                                                     =============
              J.P. Morgan Select shares, 57,690,826 Shares Outstanding (Note 3)                      $        1.00
                                                                                                     =============



              +    Aggregate cost for federal income tax purposes is identical.











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JULY 31, 2003
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
     BAN      =   Bond Anticipation Note                          LOC       =   Letter of Credit
     EDA      =   Economic Development Authority                  MHRB      =   Multi-Family Housing Revenue Bond
     EDRB     =   Economic Development Revenue Bond               PCFA      =   Pollution Control Finance Authority
     FSA      =   Financial Security Assurance                    RB        =   Revenue Bond
     HFC      =   Housing Finance Commission                      TAN       =   Tax Anticipation Note
     HFFA     =   Health Facility Finance Authority               TOPS      =   Tender Option Puts
     IDRB     =   Industrial Development Revenue Bond










--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2003
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
   Interest................................................................     $     957,682
                                                                                -------------
Expenses: (Note 2)
   Investment management fee...............................................           266,505
   Administration fee......................................................           186,554
   Shareholder servicing fee (Class A shares)..............................           112,421
   Shareholder servicing fee (J.P. Morgan Select shares)...................            54,403
   Custodian fee...........................................................             8,759
   Shareholder servicing and related shareholder expenses+.................            51,808
   Legal, compliance and filing fees.......................................            50,562
   Audit and accounting....................................................            64,109
   Directors' fees and expenses............................................             4,689
   Other...................................................................             3,962
                                                                                 ------------
     Total expenses........................................................           803,772
     Less:Expenses paid indirectly (Note 2)................................     (       1,652)
          Fees waived (Note 2).............................................     (      16,300)
                                                                                 ------------
     Net expenses..........................................................           785,820
                                                                                 ------------
Net investment income......................................................           171,862

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments....................................               -0-
                                                                                 ------------
Increase in net assets from operations.....................................     $     171,862
                                                                                =============


+ Includes class specific transfer agency expenses of $25,255, $2,712 and $12,221 for Class A, Class B and J.P. Morgan Select shares, respectively.











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                 Six Months
                                                                   Ended                 Year
                                                                July 31,2003             Ended
                                                                (Unaudited)        January 31, 2003
                                                             ----------------      ----------------


INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.................................   $        171,862      $      1,022,562
    Net realized gain (loss) on investments...............                -0-                   -0-
                                                             ----------------      ----------------
Increase in net assets from operations....................            171,862             1,022,562
Dividends to shareholders from net investment income:
        Class A shares....................................   (        103,431)*    (        605,036)*
        Class B shares....................................   (         19,345)*    (         77,668)*
        J.P. Morgan Select shares.........................   (         49,086)*    (        339,858)*
Capital share transactions (Note 3):
        Class A shares....................................   (     31,414,064)           26,232,956
        Class B shares....................................            536,502      (      2,796,122)
        J.P. Morgan Select shares.........................          5,408,194      (     20,412,045)
                                                             ----------------       ---------------
        Total (decrease) increase.........................   (     25,469,368)            3,024,789
Net assets:
    Beginning of period...................................        194,689,226           191,664,437
                                                             ----------------      ----------------
    End of period.........................................   $    169,219,858      $    194,689,226
                                                             ================      ================


*    Designated as exempt-interest dividends for federal income tax purposes.











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1.   Summary of Accounting Policies

New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and J.P. Morgan Select shares (formerly Chase Vista Select shares). The Class A and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A, Class B and J.P. Morgan Select shares represent the same interest in the income and assets of the Fund. Distribution for J.P. Morgan Select shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)   Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d)   Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e)   General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.


2.   Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of ..30% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended July 31, 2003, the Distributor voluntarily waived shareholder servicing fees of $10,556 and $5,744, for Class A and J.P. Morgan Select shares, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $44,835 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $1,652.

3.   Capital Stock

At July 31, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $169,232,099. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                            Six Months
                                                               Ended                   Year
                                                           July 31, 2003               Ended
Class A shares                                              (Unaudited)           January 31, 2003
--------------                                            ---------------        ------------------
Sold........................................                  184,281,868             388,073,558
Issued on reinvestment of dividends.........                       77,698                 474,014
Redeemed....................................              (   215,773,630)        (   362,314,616)
                                                           --------------          --------------
Net (decrease) increase.....................              (    31,414,064)             26,232,956
                                                           ==============          ==============

Class B shares
--------------
Sold........................................                   22,044,651              46,096,160
Issued on reinvestment of dividends.........                       18,940                  78,918
Redeemed....................................              (    21,527,089)        (    48,971,200)
                                                           --------------          --------------
Net increase (decrease).....................                      536,502         (     2,796,122)
                                                           ==============          ==============

J.P. Morgan Select shares
-------------------------
Sold........................................                   29,967,907              44,782,786
Issued on reinvestment of dividends.........                       52,851                 354,181
Redeemed....................................              (    24,612,564)        (    65,549,012)
                                                           --------------          --------------
Net increase (decrease).....................                    5,408,194         (    20,412,045)
                                                           ==============          ==============




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

--------------------------------------------------------------------------------




================================================================================
4.   Tax Information

Accumulated undistributed net realized losses at January 31, 2003 amounted to $12,241. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire from 2004 through 2008.

At January 31, 2003, the Fund had undistributed tax exempt income of $19,632 for income tax purposes included in dividends payable.

5.   Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 71% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6.   Financial Highlights

                                               Six Months                                               Year Ended
                                                  Ended     Year Ended  Three Months                    October 31,
                                              July 31, 2003 January 31,    Ended       --------------------------------------------
Class A shares                                 (Unaudited)     2003    January 31,2002   2001        2000        1999        1998
--------------                                  ---------   ---------- --------------- --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $  1.00      $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 --------     --------     --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income......................     0.001        0.005        0.002       0.022       0.030       0.023       0.026
Less distributions:
    Dividends from net investment
      income...................................  (  0.001)    (  0.005)    (  0.002)   (  0.022)   (  0.030)   (  0.023)   (  0.026)
                                                  -------      -------      -------     -------     -------     -------     -------
Net asset value, end of period.................  $  1.00      $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 ========     ========     ========    ========    ========    ========    ========
Total Return...................................     0.09%(a)     0.53%        0.21%(a)    2.21%       3.00%       2.30%       2.65%
Ratios/Supplemental Data
Net assets, end of period (000)................  $100,874     $132,287     $106,056    $121,956    $ 93,848    $146,824    $166,234
Ratios to average net assets:
    Expenses (Net of fees waived)(b)...........     0.90%(c)     0.89%        0.87%(c)    0.88%       0.89%       0.86%       0.84%
    Net investment income......................     0.18%(c)     0.53%        0.82%(c)    2.13%       2.96%       2.27%       2.60%
    Shareholder servicing fees waived..........     0.02%(c)     0.00%        0.00%(c)    0.00%       0.00%       0.00%       0.00%
    Expenses paid indirectly...................     0.00%(c)     0.00%        0.00%(c)    0.01%       0.00%       0.00%       0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
6.   Financial Highlights (Continued)

                                               Six Months                                               Year Ended
                                                  Ended     Year Ended  Three Months                    October 31,
                                              July 31, 2003 January 31,    Ended       --------------------------------------------
Class B shares                                 (Unaudited)     2003    January 31,2002   2001        2000        1999        1998
--------------                                  ---------    --------- --------------- --------    --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $  1.00      $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 --------     --------     --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income......................     0.002        0.007        0.003       0.024       0.032       0.025       0.028
Less distributions:
    Dividends from net investment
      income...................................  (  0.002)    (  0.007)    (  0.003)   (  0.024)   (  0.032)   (  0.025)   (  0.028)
                                                  -------      -------      -------     -------     -------     -------     -------
Net asset value, end of period.................  $  1.00      $  1.00      $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 ========     ========     ========    ========    ========    ========    ========
Total Return...................................     0.18%(a)     0.73%        0.26%(a)    2.44%       3.22%       2.51%       2.86%
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 10,661     $ 10,124     $ 12,920    $ 16,019    $ 12,418    $  6,770    $  2,278
Ratios to average net assets:
    Expenses (b)...............................     0.72%(c)     0.69%        0.65%(c)    0.66%       0.67%       0.67%       0.63%
    Net investment income......................     0.36%(c)     0.73%        1.05%(c)    2.41%       3.23%       2.48%       2.76%
    Expenses paid indirectly...................     0.00%(c)     0.00%        0.00%(c)    0.01%       0.00%       0.00%       0.00%




                                                Six Months     Year      Three Months      Year Ended
                                                  Ended        Ended        Ended          October 31,            July 9, 1999
J.P. Morgan Select shares                     July 31, 2003  January 31,  January 31,   ------------------(Commencement of Offering)
-------------------------                      (Unaudited)      2003         2002         2001      2000      to October 31, 1999
                                                ---------      ------       ------      --------  --------    -------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $  1.00      $  1.00      $  1.00      $  1.00   $  1.00        $  1.00
                                                 --------     --------     --------     --------  --------       --------
Income from investment operations:
    Net investment income......................     0.001        0.005        0.002        0.022     0.030          0.007
Less distributions:
    Dividends from net investment income.......  (  0.001)    (  0.005)    (  0.002)    (  0.022) (  0.030)      (  0.007)
                                                  -------      -------      -------      -------   -------        -------
Net asset value, end of period.................  $  1.00      $  1.00      $  1.00      $  1.00   $  1.00        $  1.00
                                                 ========     ========     ========     ========  ========       ========
Total Return...................................     0.09%(a)     0.53%        0.21%(a)     2.21%     3.00%          0.72%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 57,685     $ 52,278     $ 72,688     $ 63,248  $ 51,622       $ 45,109
Ratios to average net assets:
    Expenses (Net of fees waived)(b)...........     0.90%(c)     0.89%        0.87%(c)     0.88%     0.89%          0.86%(c)
    Net investment income......................     0.18%(c)     0.53%        0.82%(c)     2.13%     2.96%          2.27%(c)
    Shareholder servicing fees waived..........     0.02%(c)     0.00%        0.00%(c)     0.00%     0.00%          0.00%(c)
    Expenses paid indirectly...................     0.00%(c)     0.00%        0.00%(c)     0.01%     0.00%          0.00%(c)



(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================



                                              Directors and Officers Information
                                                        July 31, 2003+
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
                         Position(s)    Term of Office  Principal Occupation(s) Number of Portfolios in    Other
  Name, Address1,         Held with     and Length of        During Past             Fund Complex       Directorships
     and Age                Fund         Time Served           5 Years            Overseen by Director    held by
                                                                                       or Officer         Director

------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Disinterested Directors:
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. W. Giles Mellon,       Director         1990        Professor of Business   Director/Trustee of          N/A
Age 72                                                  Administration in the   ten other portfolios
                                                        Graduate School of
                                                        Management, Rutgers
                                                        University with which
                                                        he has been associated
                                                        with since 1966.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Robert Straniere, Esq.,    Director         1990        Owner, Straniere Law    Director/Trustee of        WPG Funds
Age 62                                                  Firm since 1980, NYS    ten other portfolios         Group
                                                        Assemblyman since 1981
                                                        and counsel at Fisher,
                                                        Fisher & Berger since
                                                        1995.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Dr. Yung Wong,             Director         1990        Managing Director of    Director/Trustee of          N/A
Age 64                                                  Abacus Associates, an   ten other portfolios
                                                        investment firm, since
                                                        1996.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------


+ The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.



-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
===============================================================================


                                              Directors and Officers Information (continued)
                                                                July 31, 2003+
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
                          Position(s)   Term of Office  Principal Occupation(s) Number of Portfolios in      Other
  Name, Address1,          Held with    and Length of        During Past             Fund Complex        Directorships
     and Age                 Fund        Time Served           5 Years            Overseen by Director      held by
                                                                                       or Officer           Director

------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Interested Directors/Officers:
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Steven W. Duff,          President and       1994       Manager and President   Director/Trustee and/or      N/A
Age 49                     Director2                    of Reich & Tang Asset   Officer of fifteen
                                                        Management, LLC ("RTAM, other portfolios
                                                        LLC"), a registered
                                                        Investment Advisor.
                                                        Associated with RTAM,
                                                        LLC since 1994.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Richard De Sanctis,      Treasurer and       1992       Executive Vice          Officer of fifteen           N/A
Age 46                     Assistant                    President, CFO of RTAM, other portfolios
                           Secretary                    LLC. Associated with
                                                        RTAM, LLC since 1990.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Molly Flewharty,         Vice President      1990       Senior Vice President   Officer of fifteen           N/A
Age 52                                                  of RTAM, LLC.           other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1977.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Rosanne Holtzer,         Secretary and       1998       Senior Vice President   Officer of fifteen           N/A
Age 39                     Assistant                    of RTAM, LLC.           other portfolios
                           Treasurer                    Associated with RTAM,
                                                        LLC since 1986.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Lesley M. Jones,         Vice President      1990       Senior Vice President   Officer of nine other        N/A
Age 55                                                  of RTAM, LLC.           portfolios
                                                        Associated with RTAM,
                                                        LLC since 1973.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------
Dana E. Messina,         Vice President      1990       Executive Vice          Officer of twelve            N/A
Age 46                                                  President of RTAM, LLC. other portfolios
                                                        Associated with RTAM,
                                                        LLC since 1980.
------------------------ -------------- --------------- ----------------------- -----------------------  ---------------



+ The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2   Steven  W.  Duff is  deemed  an  interested  person  of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.




NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.



                               Semi-Annual Report
                                 July 31, 2003
                                   (Unaudited)

-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------

New Jersey Daily Municipal Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020

Manager
   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020

Custodian
   The Bank of New York
   100 Church Street, 10th Floor
   New York, NY 10286

Transfer Agent & Dividend
   Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020

  NJ7/03S
--------------------------------------------------------------------------------
Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 10:   Exhibits

(a)(1)   Not applicable at this time.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)* /s/ Rosanne Holtzer
                              Rosanne Holtzer, Secretary
Date September 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, Chief Executive Officer
Date September 29, 2003

By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Chief Financial Officer
Date September 29, 2003

* Print the name and title of each signing officer under his or her signature.